VALUE OF IN-FORCE BUSINESS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
VALUE OF IN-FORCE BUSINESS (Details) - Narrative [Line Items]
Estimated illiquidity premium (in basis points)	0.77%	0.91%
OEIC
VALUE OF IN-FORCE BUSINESS (Details) - Narrative [Line Items]
Acquired value of non-participating investment contract	£ 134	£ 150